Federal Home Loan Bank Borrowings - Summary of Contractual Maturities of FHLB Borrowings (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Advances From Federal Home Loan Banks [Abstract]
December 31, 2014	$ 95,268
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
December 31, 2018	1,759,529
Thereafter	1,346,146
Total	$ 3,515,580	$ 3,606,411